Sohu.com Limited Shareholders' Equity (Sogou Inc. Share-based Awards, Sogou 2017 Share Incentive Plan, Share Option Assumptions) (Details) - Sogou [Member] - Share Options [Member]	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2
Expected forfeiture rate (post-vesting)	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		3
Expected forfeiture rate (post-vesting)	12.00%
Sogou 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple			2
Expected forfeiture rate (post-vesting)			12.00%
Weighted average expected option life	9 years	10 years	10 years
Dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of share options | $ / shares	$ 4.95	$ 4.87	$ 10.09
Sogou 2017 Share Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	1.20%	2.37%	3.41%
Exercise multiple	2	2
Expected forfeiture rate (post-vesting)	0.00%	0.00%
Volatility rate	39.00%	41.00%	40.00%
Sogou 2017 Share Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.47%	3.45%	3.95%
Exercise multiple	3	3
Expected forfeiture rate (post-vesting)	12.00%	12.00%
Volatility rate	42.00%	42.00%	46.00%